Share-based Payments - Additional Information (Detail)								3 Months Ended		6 Months Ended
	Jun. 01, 2022 shares $ / shares	May 02, 2022 $ / shares	Apr. 01, 2022 shares $ / shares	Mar. 01, 2022 $ / shares	Feb. 01, 2022 $ / shares	Jan. 03, 2022 $ / shares	Jan. 01, 2022 shares $ / shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares
statement of Lineitems [Line Items]
Number Of Instruments Granted InShare based Payment Arrangement	120,000		552,500				70,000
Weighted average share price | $ / shares	$ 17.98	$ 17.1	$ 18.14	$ 18.47	$ 17	$ 16.41	$ 14.39
Description of maximum term of options granted for share-based payment arrangement	May 31, 2032		March 31, 2032				December 31, 2031
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%		25.00%				25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	48.00%		48.00%				48.00%
Number of share options exercisable in share-based payment arrangement								1,287,099	337,667	1,287,099	337,667
Expense from share-based payment transactions | €								€ 3,142,839	€ 1,772,738	€ 5,089,777	€ 3,869,347
Key management personnel of entity or parent [member]
statement of Lineitems [Line Items]
Weighted average share price | $ / shares	$ 17.98
Employees [Member] | Restricted Stock Units [Member]
statement of Lineitems [Line Items]
Number Of Instruments Granted InShare based Payment Arrangement										345,196